Basis of preparation and presentation (Details 3)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Buildings and improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	2.00%	2.00%	2.00%
Buildings and improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	25.00%	25.00%	20.00%
Equipment and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	10.00%		10.00%
Equipment and facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %		5.00%
Equipment and facilities [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %		10.00%
Vehicles and agricultural machinery [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	13.00%	13.00%	13.00%
Vehicles and agricultural machinery [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	20.00%	20.00%	20.00%
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	10.00%	10.00%	10.00%
Opening of areas [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	5.00%	5.00%	10.00%
Opening of areas [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	20.00%	20.00%	20.00%
Permanent cultures [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	16.00%	16.00%	16.00%
Permanent cultures [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	27.00%	27.00%	27.00%